Investment in associate company and business combination, Impact of Acquisition (Details) - Goodwood [Member] $ in Thousands	8 Months Ended
Dec. 31, 2022 USD ($)
Impact of Acquisition [Abstract]
Revenue contributed by acquisitions	$ 3,764
Amount of profit (loss) after tax	1,129
Total revenues if business combination had taken place at beginning of year	457,381
Increase in combined results if business combination had taken place at beginning of year	588
Combined results if business combination had taken place at beginning of year	$ 63,155